Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Retirement Benefits [Abstract]
Service cost	$ 933	$ 1,137	$ 829
Interest cost	742	606	728
Expected return on plan assets	(470)	(476)	(481)
Amortization of actuarial losses	299	797	128
Pension expense for defined benefit plans	$ 1,504	$ 2,064	$ 1,204